CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 6) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 iTV Media Inc. or iTV	Nov. 08, 2010 iTV Media Inc. or iTV	Nov. 08, 2010 iTV Media Inc. or iTV Technology Platform	Nov. 08, 2010 iTV Media Inc. or iTV Non-compete Agreements
Goodwill and intangible assets acquired
Amount of intangible assets acquired				$ 5.0
Amount of goodwill acquired	0	13.8		13.8
Estimated fair value of amortizable intangible assets acquired					$ 4.7	$ 0.3
Estimated weighted-average life			4 years